Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

Note 14 – Property, plant and equipment

Accounting policies

Plant and machinery, other fixtures and fittings, tools and equipment and leasehold improvements are measured at cost less accumulated depreciation.

Cost comprises acquisition price and costs directly related to acquisition until the time when the Group starts using the asset.

Tangible assets under construction are recorded as work in progress until construction has been completed and use of asset commenced.

The basis for depreciation is cost less estimated residual value at the end of the useful life. Assets are depreciated using the straight‑line method over the expected useful lives of the assets. The depreciation periods are as follows:

•	Buildings 5-13 years
•	Plant and machinery 5-10 years
•	Other fixtures and fittings, tools and equipment 3–5 years

Gains and losses arising from disposal of plant and equipment are stated as the difference between the selling price less the costs of disposal and the carrying amount of the asset at the time of the disposal. Gains and losses are recognized in the income statement under Research and development expenses, Sale and marketing expenses and Administrative expenses.

At the end of each reporting period, the Group reviews the carrying amount of property, plant and equipment as well as non-current asset investments to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). If it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. If a reasonable and consistent basis of allocation can be identified, assets are also allocated to cash-generating units, or allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. The estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

No impairments to property. plant and equipment have been recognized for 2020, 2019 and 2018.

	Plant and	Other fixtures	Building	Assets under
DKK thousand	machinery	and fittings	improvements	construction
Cost at January 1, 2020	57,153	12,501	13,773	14,001
Transfer	0	0	13,796	(13,796)
Addition from business combinations	33,875	2,572	1,707	2,984
Additions	8,479	1,566	14,889	109
Retirements	(5,935)	(985)	(9,856)	0
Currency translation	(7,674)	(375)	(205)	(275)
Cost at December 31, 2020	85,898	15,279	34,104	3,023

Accumulated depreciation at January 1, 2020	43,696	4,164	9,860	0
Transfer	0	0	0	0
Depreciation for the year	4,974	2,301	2,301	0
Retirements	(4,304)	(985)	(9,804)	0
Currency translation	(379)	1,462	(22)	0

Accumulated depreciation at December 31, 2020	43,987	6,942	2,335	0
Carrying amount at December 31, 2020	41,911	8,337	31,769	3,023

Depreciation for the financial year has been charged as:
Research and development expenses	(4,128)	(1,378)	(1,910)	0
Administrative expenses	(846)	(282)	(391)	0
Sale and marketing expenses	0	(640)	0	0
Total	(4,974)	(2,301)	(2,301)	0

Cost at January 1, 2019	55,545	5,130	10,800	0
Transfer	0	27	(27)	0
Additions	3,419	7,630	3,918	14,001
Retirements	(1,811)	(286)	(918)	0
Cost at December 31, 2019	57,153	12,501	13,773	14,001

Accumulated depreciation at January 1, 2019	41,895	3,336	10,614	0
Transfer	0	27	(27)	0
Depreciation for the year	3,483	1,085	157	0
Retirements	(1,682)	(284)	(884)	0
Accumulated depreciation at December 31, 2019	43,696	4,164	9,860	0
Carrying amount at December 31, 2019	13,457	8,337	3,913	14,001

Depreciation for the financial year has been charged as:
Research and development expenses	3,483	926	134	0
Administrative expenses	0	159	23	0
Sale and marketing expenses	0	0	0	0
Total	3,483	1,085	157	0